COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.10

Loan ID	Deal ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXX	4350110063	XXXX	XXXX	XXXX	Property Zip Code	XXXX	XXXX